EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2012 Singapore [Member] USD ($)	Dec. 31, 2012 Singapore [Member] CNY	Dec. 31, 2011 Singapore [Member] CNY	Dec. 31, 2010 Singapore [Member] CNY
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	$ 1,147	7,148	4,977	3,510	$ 17	108	97	78